Non-operating income (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Non-Operating Income - Schedule of Non-Operating Income

Non-operating income consisted of the following:

	12 months ended December 31,
USD'000	2021	2020	2019
Foreign exchange gain	2,955	839	1,761
Financial income	—	8	74
Interest income	9	16	—
Fair value adjustments on convertible loan with arago	5,553	—	—
Other	121	264	83
Total non-operating income	8,638	1,127	1,918